TRANSACTIONS WITH RELATED PARTIES - Narrative (Details) - Additional Remuneration Units (ARU) - shares	12 Months Ended
	Dec. 31, 2024	Nov. 15, 2024	Nov. 15, 2023
Disclosure of transactions between related parties [line items]
Additional remuneration units, year one (in shares)		9,226,234	9,226,234
Additional compensation, a variable amount	33.00%
Weighted average price, trading days prior	10 days